Other disclosures (Details) $ in Thousands	Jun. 30, 2023 USD ($) $ / $ Payment	Jun. 30, 2022 USD ($)
Capital and other commitments [Abstract]
Commitments	$ 2,812	$ 1,122
Rhyolite Ridge [Member] | Boundary Peak Minerals LLC [Member]
Contingent liabilities [Abstract]
Number of progress payments made | Payment	4
Contingent liability settlement payable amount	$ 3,000
Exchange rate | $ / $	0.75
Payable within One Year [Member]
Capital and other commitments [Abstract]
Water rights	$ 518	208
Non-cancellable operating lease rental commitments	252	36
Exploration and evaluation expenditure commitments	170	169
Commitments	940	413
Payable After One Year but not Later than Five Years [Member]
Capital and other commitments [Abstract]
Water rights	1,370	342
Non-cancellable operating lease rental commitments	71	29
Exploration and evaluation expenditure commitments	432	338
Commitments	1,872	709
Payable Later than Five Years [Member]
Capital and other commitments [Abstract]
Water rights	0	0
Non-cancellable operating lease rental commitments	0	0
Exploration and evaluation expenditure commitments	0	0
Commitments	$ 0	$ 0